Net Loss Per Share - Additional Disclosure (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 25, 2013	Sep. 25, 2013	Dec. 25, 2013 Equity Option [Member]	Dec. 26, 2012 Equity Option [Member]	Dec. 25, 2013 Equity Option [Member] Minimum [Member]	Dec. 26, 2012 Equity Option [Member] Minimum [Member]	Dec. 25, 2013 Equity Option [Member] Maximum [Member]	Dec. 26, 2012 Equity Option [Member] Maximum [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not considered in diluted EPS calculation	218,356	218,356	1,709,748	836,402
Share Price					$ 1.81	$ 1.81	$ 12.72	$ 12.72